Marketable debt securities - Disclosure of maturity analysis of debt instruments, notional amounts (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 20, 2022	Jul. 06, 2022
Marketable debt securities
Notional amount	€ 511,727	€ 418,294	€ 386,843
3 to 12 months
Marketable debt securities
Notional amount	145,627	112,546	94,209
More than 5 years
Marketable debt securities
Notional amount	43,894	€ 28,309	€ 31,333
Subordinated debt
Marketable debt securities
Notional amount				€ 25	€ 114
Marketable debt securities | Debt securities issued
Marketable debt securities
Notional amount	323,671
Marketable debt securities | Debt securities issued | Within 3 months
Marketable debt securities
Notional amount	36,315
Marketable debt securities | Debt securities issued | 3 to 12 months
Marketable debt securities
Notional amount	48,973
Marketable debt securities | Debt securities issued | 1 to 3 years
Marketable debt securities
Notional amount	102,306
Marketable debt securities | Debt securities issued | 3 to 5 years
Marketable debt securities
Notional amount	61,260
Marketable debt securities | Debt securities issued | More than 5 years
Marketable debt securities
Notional amount	74,817
Marketable debt securities | Subordinated debt
Marketable debt securities
Notional amount	34,722
Marketable debt securities | Subordinated debt | Within 3 months
Marketable debt securities
Notional amount	1,542
Marketable debt securities | Subordinated debt | 3 to 12 months
Marketable debt securities
Notional amount	1,836
Marketable debt securities | Subordinated debt | 1 to 3 years
Marketable debt securities
Notional amount	3,809
Marketable debt securities | Subordinated debt | 3 to 5 years
Marketable debt securities
Notional amount	2,165
Marketable debt securities | Subordinated debt | More than 5 years
Marketable debt securities
Notional amount	25,370
Marketable debt securities | Senior unsecured debt
Marketable debt securities
Notional amount	151,069
Marketable debt securities | Senior unsecured debt | Within 3 months
Marketable debt securities
Notional amount	9,533
Marketable debt securities | Senior unsecured debt | 3 to 12 months
Marketable debt securities
Notional amount	17,398
Marketable debt securities | Senior unsecured debt | 1 to 3 years
Marketable debt securities
Notional amount	49,808
Marketable debt securities | Senior unsecured debt | 3 to 5 years
Marketable debt securities
Notional amount	37,540
Marketable debt securities | Senior unsecured debt | More than 5 years
Marketable debt securities
Notional amount	36,790
Marketable debt securities | Senior secured debt
Marketable debt securities
Notional amount	100,580
Marketable debt securities | Senior secured debt | Within 3 months
Marketable debt securities
Notional amount	6,372
Marketable debt securities | Senior secured debt | 3 to 12 months
Marketable debt securities
Notional amount	11,307
Marketable debt securities | Senior secured debt | 1 to 3 years
Marketable debt securities
Notional amount	48,689
Marketable debt securities | Senior secured debt | 3 to 5 years
Marketable debt securities
Notional amount	21,555
Marketable debt securities | Senior secured debt | More than 5 years
Marketable debt securities
Notional amount	12,657
Marketable debt securities | Promissory notes and other securities
Marketable debt securities
Notional amount	37,300
Marketable debt securities | Promissory notes and other securities | Within 3 months
Marketable debt securities
Notional amount	18,868
Marketable debt securities | Promissory notes and other securities | 3 to 12 months
Marketable debt securities
Notional amount	18,432
Marketable debt securities | Promissory notes and other securities | 1 to 3 years
Marketable debt securities
Notional amount	0
Marketable debt securities | Promissory notes and other securities | 3 to 5 years
Marketable debt securities
Notional amount	0
Marketable debt securities | Promissory notes and other securities | More than 5 years
Marketable debt securities
Notional amount	€ 0